Accounts Payable, Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts payable and accrued expenses	$ 349,632	$ 64,375
Deferred revenue	391,573	47,698
Accrued interest	318,967	44,916
Asset value guarantees	133,500
Derivative liabilities (Note 12)	2,208	7,233
Accounts payable, accrued expenses and other liabilities	$ 1,195,880	$ 164,222